Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Borrowings
	December 31,	December 31,
	2015	2014
	$’M	$’M
	_____________	_____________

Short term borrowings:
Borrowings under the Revolving Credit Facilities Agreement (the “RCF”)	750.0	-
Borrowings under the January 2015 Facility Agreement	750.0	-
Borrowings under the 2013 Facilities Agreement	-	850.0
Secured non-recourse debts	11.5	-
	_____________	_____________
	1,511.5	850.0
Long term borrowings:
Secured non-recourse debts	69.9	-
	_____________	_____________
	1,581.4	850.0
	_____________	_____________